Non-Trade Accounts Receivable and Payable - Schedule of Non-Trade Accounts Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Non-Trade Accounts Payable [Abstract]
Dissenting shareholder appraisal right liabilities	$ 46,230
Toll processing	1,632
Other payables	89
Non-trade accounts payable	$ 47,951